[LOGO] LIBERTY
COLONIAL. CRABBE HUSON. NEWPORT. STEIN ROE ADVISOR

April 3, 2000

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust IV (Trust)
          Colonial High Yield Municipal Fund
          Colonial Intermediate Tax-Exempt Fund
          Colonial Tax-Exempt Fund
          Colonial Tax-Exempt Insured Fund
          Colonial Utilities Fund (Funds)


          File Nos. 811-2865 & 2-62492

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated April 1, 2000 for the Funds do not differ from that contained in Post-Effective Amendment No. 59 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 17, 2000.

The Funds' Class A, B, and C Prospectuses and Statements of Additional Information and the Colonial Utilities Fund's Class Z prospectus, dated April 1, 2000 are now being used in connection with the public offering and sale of shares of the Funds.

The Funds are separate portfolios of the Trust.

Very truly yours,

COLONIAL TRUST IV


By:William Ballou
     Assistant Secretary

cc:        M. Muller (Ropes & Gray)(5)
           Blue Sky
           M. Jarstfer
           J. Sinclair
           L. DaSilva (2)
           J. DeMaria (PWC) (2)
           M. Newman
           S. Schermerhorn
           W. Loring
           B. Hartford
           G. Swayze
           J. Costopoulos

One Financial Center, Boston, MA  02111-2621, 1-800-225-2365